FIXED ASSETS, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 21,401
Balance		15,727	$ 21,401
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		44,443	40,551
Exchange rate differences		(17)	(43)
Additions	[1]	6,473	4,625
Disposals		(1,570)	(690)
Balance		49,329	44,443
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(23,042)	(10,677)
Exchange rate differences		(11)	(18)
Additions		12,141	(13,069)
Disposals		(1,570)	686
Balance		(33,602)	(23,042)
Computers and Servers
Disclosure of detailed information about property, plant and equipment [line items]
Balance		20,280
Balance		14,571	20,280
Computers and Servers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		41,925	38,631
Exchange rate differences		(10)	(7)
Additions	[1]	6,113	3,783
Disposals		(1,009)	(482)
Balance		47,019	41,925
Computers and Servers | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(21,645)	(9,822)
Exchange rate differences		(3)	(9)
Additions		11,815	(12,314)
Disposals		(1,009)	482
Balance		(32,448)	(21,645)
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		316
Balance		253	316
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		750	814
Exchange rate differences		(7)	(13)
Additions	[1]	54	63
Disposals		(102)	(114)
Balance		695	750
Office furniture and equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(434)	(343)
Exchange rate differences		(7)	(8)
Additions		117	(210)
Disposals		(102)	111
Balance		(442)	(434)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance		805
Balance		903	805
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,768	1,106
Exchange rate differences		0	(23)
Additions	[1]	306	779
Disposals		(459)	(94)
Balance		1,615	1,768
Leasehold improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(963)	(512)
Exchange rate differences		(1)	(1)
Additions		209	(545)
Disposals		(459)	93
Balance		$ (712)	$ (963)

[1]	As of December 31, 2024, USD 739 thousand additions have not been paid (2023: USD 2,030 thousand).